Trade receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 102,597	$ 103,366
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	32,129	31,660
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	24,654	19,670
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	23,590	29,931
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	11,737	13,616
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	2,876	2,701
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 7,611	$ 5,788